Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	CBL International Limited (“CBL International”)
Registered location	Cayman Island
Date of incorporation	Feb. 08, 2022
Principal activities	Ultimate holding Company
Banle International Group Limited ("Banle BVI") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International Group Limited (“Banle BVI”)
Registered location	British Virgin Islands
Date of incorporation	Jul. 02, 2020
Principal activities	Investment holding
Ownership percentage	100.00%
Banle International Marketing Limited ("Banle Marketing") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International Marketing Limited (“Banle Marketing”)
Registered location	Labuan, Malaysia
Date of incorporation	Aug. 18, 2020
Principal activities	Marketing service
Ownership percentage	100.00%
Banle International (Malaysia) Sdn. Bhd. ("Banle Malaysia") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (Malaysia) Sdn. Bhd. (“Banle Malaysia”)
Registered location	Kuala Lumpur, Malaysia
Date of incorporation	Jul. 16, 2020
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Banle Energy International Limited ("Banle Energy HK") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle Energy International Limited (“Banle Energy HK”)
Registered location	Hong Kong
Date of incorporation	Aug. 18, 2015
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Reliance (China) Limited ("Reliance HK") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Reliance (China) Limited (“Reliance HK”)
Registered location	Hong Kong
Date of incorporation	Apr. 01, 2012
Principal activities	Business management
Ownership percentage	100.00%
Banle International (China) Limited ("Banle China") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (China) Limited (“Banle China”)
Registered location	Hong Kong
Date of incorporation	Mar. 31, 2021
Principal activities	Investment holding
Ownership percentage	100.00%
Majestic Energy (Shenzhen) Co. Limited ("Majestic Energy Shenzhen") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Majestic Energy (Shenzhen) Co. Limited (“Majestic Energy Shenzhen”)
Registered location	PRC
Date of incorporation	Apr. 29, 2021
Principal activities	Investment holding (Dormant)
Ownership percentage	100.00%
Majestic Energy (Singapore) Pte Limited ("Majestic Energy Singapore") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Majestic Energy (Singapore) Pte Limited (“Majestic Energy Singapore”)
Registered location	Singapore
Date of incorporation	Jan. 11, 2022
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%